Distribution Date:	06/17/26	Morgan Stanley Capital I Trust 2018-H3
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2018-H3

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767YAU4	3.176000%	24,170,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767YAV2	3.997000%	62,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61767YAW0	4.120000%	39,360,000.00	15,089,822.25	663,483.16	51,808.39	3,275.17	0.00	718,566.72	14,426,339.09	41.77%	30.00%
A-3	61767YAX8	3.919000%	38,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61767YAY6	3.914000%	275,000,000.00	159,345,791.07	24,420,285.28	519,732.85	19,896.03	0.00	24,959,914.16	134,925,505.79	41.77%	30.00%
A-5	61767YAZ3	4.177000%	278,376,000.00	278,376,000.00	0.00	968,980.46	0.00	0.00	968,980.46	278,376,000.00	41.77%	30.00%
A-S	61767YBC3	4.429000%	90,902,000.00	90,902,000.00	0.00	335,504.13	0.00	0.00	335,504.13	90,902,000.00	29.39%	21.13%
B	61767YBD1	4.620000%	44,810,000.00	44,810,000.00	0.00	172,518.50	0.00	0.00	172,518.50	44,810,000.00	23.29%	16.75%
C	61767YBE9	5.027020%	43,530,000.00	43,530,000.00	0.00	182,355.16	0.00	0.00	182,355.16	43,530,000.00	17.36%	12.50%
D	61767YAC4	3.000000%	30,727,000.00	30,727,000.00	0.00	76,817.50	0.00	0.00	76,817.50	30,727,000.00	13.18%	9.50%
E-RR	61767YAF7	5.027020%	20,485,000.00	20,485,000.00	0.00	85,815.42	0.00	0.00	85,815.42	20,485,000.00	10.39%	7.50%
F-RR	61767YAH3	5.027020%	24,326,000.00	24,326,000.00	0.00	101,906.08	0.00	0.00	101,906.08	24,326,000.00	7.08%	5.13%
G-RR	61767YAK6	5.027020%	10,242,000.00	10,242,000.00	0.00	42,905.62	0.00	0.00	42,905.62	10,242,000.00	5.68%	4.13%
H-RR	61767YAM2	5.027020%	16,644,000.00	16,644,000.00	0.00	69,455.31	0.00	0.00	69,455.31	16,644,000.00	3.42%	2.50%
J-RR	61767YAP5	5.027020%	25,606,358.00	25,107,039.16	0.00	0.00	0.00	0.00	0.00	25,107,039.16	0.00%	0.00%
V	61767YAR1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767YAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,024,238,358.00	759,584,652.48	25,083,768.44	2,607,799.42	23,171.20	0.00	27,714,739.06	734,500,884.04

X-A	61767YBA7	0.944470%	716,966,000.00	452,811,613.32	0.00	356,389.25	251,129.69	0.00	607,518.94	427,727,844.88
X-B	61767YBB5	0.534955%	135,712,000.00	135,712,000.00	0.00	60,499.84	0.00	0.00	60,499.84	135,712,000.00
X-D	61767YAA8	2.027020%	30,727,000.00	30,727,000.00	0.00	51,903.54	0.00	0.00	51,903.54	30,727,000.00
Notional SubTotal			883,405,000.00	619,250,613.32	0.00	468,792.63	251,129.69	0.00	719,922.32	594,166,844.88

Deal Distribution Total					25,083,768.44	3,076,592.05	274,300.89	0.00	28,434,661.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767YAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767YAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61767YAW0	383.37963034	16.85678760	1.31627007	0.00000000	0.00000000	0.08321062	0.00000000	18.25626829	366.52284273
A-3	61767YAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61767YAY6	579.43924025	88.80103738	1.88993764	0.00000000	0.00000000	0.07234920	0.00000000	90.76332422	490.63820287
A-5	61767YAZ3	1,000.00000000	0.00000000	3.48083333	0.00000000	0.00000000	0.00000000	0.00000000	3.48083333	1,000.00000000
A-S	61767YBC3	1,000.00000000	0.00000000	3.69083331	0.00000000	0.00000000	0.00000000	0.00000000	3.69083331	1,000.00000000
B	61767YBD1	1,000.00000000	0.00000000	3.85000000	0.00000000	0.00000000	0.00000000	0.00000000	3.85000000	1,000.00000000
C	61767YBE9	1,000.00000000	0.00000000	4.18918355	0.00000000	0.00000000	0.00000000	0.00000000	4.18918355	1,000.00000000
D	61767YAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61767YAF7	1,000.00000000	0.00000000	4.18918330	0.00000000	0.00000000	0.00000000	0.00000000	4.18918330	1,000.00000000
F-RR	61767YAH3	1,000.00000000	0.00000000	4.18918359	0.00000000	0.00000000	0.00000000	0.00000000	4.18918359	1,000.00000000
G-RR	61767YAK6	1,000.00000000	0.00000000	4.18918375	0.00000000	0.00000000	0.00000000	0.00000000	4.18918375	1,000.00000000
H-RR	61767YAM2	1,000.00000000	0.00000000	4.17299387	0.01619022	0.29164804	0.00000000	0.00000000	4.17299387	1,000.00000000
J-RR	61767YAP5	980.50020077	0.00000000	0.00000000	4.10749510	37.51524836	0.00000000	0.00000000	0.00000000	980.50020077
V	61767YAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767YBA7	631.56636900	0.00000000	0.49707971	0.00000000	0.00000000	0.35026722	0.00000000	0.84734693	596.58037463
X-B	61767YBB5	1,000.00000000	0.00000000	0.44579580	0.00000000	0.00000000	0.00000000	0.00000000	0.44579580	1,000.00000000
X-D	61767YAA8	1,000.00000000	0.00000000	1.68918345	0.00000000	0.00000000	0.00000000	0.00000000	1.68918345	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/26 - 05/30/26	30	0.00	51,808.39	0.00	51,808.39	0.00	0.00	0.00	51,808.39	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/26 - 05/30/26	30	0.00	519,732.86	0.00	519,732.86	0.00	0.00	0.00	519,732.85	0.00
A-5	05/01/26 - 05/30/26	30	0.00	968,980.46	0.00	968,980.46	0.00	0.00	0.00	968,980.46	0.00
X-A	05/01/26 - 05/30/26	30	0.00	356,389.25	0.00	356,389.25	0.00	0.00	0.00	356,389.25	0.00
X-B	05/01/26 - 05/30/26	30	0.00	60,499.84	0.00	60,499.84	0.00	0.00	0.00	60,499.84	0.00
X-D	05/01/26 - 05/30/26	30	0.00	51,903.54	0.00	51,903.54	0.00	0.00	0.00	51,903.54	0.00
A-S	05/01/26 - 05/30/26	30	0.00	335,504.13	0.00	335,504.13	0.00	0.00	0.00	335,504.13	0.00
B	05/01/26 - 05/30/26	30	0.00	172,518.50	0.00	172,518.50	0.00	0.00	0.00	172,518.50	0.00
C	05/01/26 - 05/30/26	30	0.00	182,355.16	0.00	182,355.16	0.00	0.00	0.00	182,355.16	0.00
D	05/01/26 - 05/30/26	30	0.00	76,817.50	0.00	76,817.50	0.00	0.00	0.00	76,817.50	0.00
E-RR	05/01/26 - 05/30/26	30	0.00	85,815.42	0.00	85,815.42	0.00	0.00	0.00	85,815.42	0.00
F-RR	05/01/26 - 05/30/26	30	0.00	101,906.08	0.00	101,906.08	0.00	0.00	0.00	101,906.08	0.00
G-RR	05/01/26 - 05/30/26	30	0.00	42,905.62	0.00	42,905.62	0.00	0.00	0.00	42,905.62	0.00
H-RR	05/01/26 - 05/30/26	30	4,565.60	69,724.77	0.00	69,724.77	269.47	0.00	0.00	69,455.31	4,854.19
J-RR	05/01/26 - 05/30/26	30	851,882.19	105,177.99	0.00	105,177.99	105,177.99	0.00	0.00	0.00	960,628.88
Totals			856,447.79	3,182,039.51	0.00	3,182,039.51	105,447.46	0.00	0.00	3,076,592.05	965,483.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	28,434,661.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,195,530.32	Master Servicing Fee	7,266.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,183.95
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	327.04
ARD Interest	0.00	Operating Advisor Fee	1,233.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,195,530.32	Total Fees	13,490.81

Principal		Expenses/Reimbursements
Scheduled Principal	657,932.54	Reimbursement for Interest on Advances	96.21
Unscheduled Principal Collections		ASER Amount	95,261.90
Principal Prepayments	24,425,835.90	Special Servicing Fees (Monthly)	9,807.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	282.32
Total Principal Collected	25,083,768.44	Total Expenses/Reimbursements	105,447.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	274,300.89	Interest Distribution	3,076,592.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	25,083,768.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	274,300.89
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	274,300.89	Total Payments to Certificateholders and Others	28,434,661.38
Total Funds Collected	28,553,599.65	Total Funds Distributed	28,553,599.65

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	759,584,652.48	759,584,652.48	Beginning Certificate Balance	759,584,652.48
(-) Scheduled Principal Collections	657,932.54	657,932.54	(-) Principal Distributions	25,083,768.44
(-) Unscheduled Principal Collections	24,425,835.90	24,425,835.90	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	734,500,884.04	734,500,884.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	759,932,374.74	759,932,374.74	Ending Certificate Balance	734,500,884.04
Ending Actual Collateral Balance	734,915,311.42	734,915,311.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	67,308,005.40	9.16%	24	4.9722	NAP	Defeased	11	67,308,005.40	9.16%	24	4.9722	NAP
10,000,000 or less	26	169,129,554.79	23.03%	24	5.0047	2.294847	1.40 or less	12	140,555,587.82	19.14%	23	4.9985	0.966370
10,000,001 to 20,000,000	14	181,584,670.56	24.72%	23	4.8261	1.651420	1.41 to 1.60	5	124,068,610.12	16.89%	24	4.9837	1.495534
20,000,001 to 30,000,000	4	101,544,946.87	13.83%	24	4.9372	1.944180	1.61 to 1.80	11	166,620,859.28	22.68%	24	4.9181	1.684995
30,000,001 to 40,000,000	5	173,733,706.42	23.65%	24	4.8950	1.540267	1.81 to 2.00	5	84,315,618.90	11.48%	23	4.8567	1.903771
40,000,001 to 55,000,000	1	41,200,000.00	5.61%	24	4.6320	1.613300	2.01 to 2.20	3	17,993,025.79	2.45%	22	5.1034	2.115588
55,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	14	133,639,176.73	18.19%	24	4.6672	3.133578
Totals	61	734,500,884.04	100.00%	24	4.9014	1.831087	Totals	61	734,500,884.04	100.00%	24	4.9014	1.831087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	28	67,308,005.40	9.16%	24	4.9722	NAP	Wisconsin	2	15,096,541.31	2.06%	24	4.6785	1.941566
Arizona	5	16,393,033.13	2.23%	23	4.5753	3.267943	Totals	105	734,500,884.04	100.00%	24	4.9014	1.831087
California	12	140,698,264.52	19.16%	24	4.9345	2.082983
									Property Type³
Colorado	3	12,482,677.62	1.70%	24	4.7925	2.921434
Connecticut	1	11,411,987.31	1.55%	24	4.4500	1.231700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	88,468,990.30	12.04%	24	5.1486	1.875350		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	4,537,276.10	0.62%	23	4.5410	1.947300	Defeased	28	67,308,005.40	9.16%	24	4.9722	NAP
Illinois	5	50,250,362.30	6.84%	24	4.8917	1.291394	Industrial	5	63,922,812.99	8.70%	23	4.7261	2.418999
Indiana	1	1,862,072.00	0.25%	23	4.5410	1.947300	Lodging	8	125,536,308.97	17.09%	24	5.1086	1.889423
Kansas	1	14,219,741.61	1.94%	24	5.0800	0.272600	Mixed Use	8	48,555,014.67	6.61%	23	4.9757	1.333804
Kentucky	1	5,168,707.19	0.70%	22	4.9800	1.112300	Mobile Home Park	1	5,000,000.00	0.68%	22	4.5500	5.693100
Massachusetts	1	13,546,622.08	1.84%	20	4.9200	1.302600	Multi-Family	3	65,316,799.47	8.89%	23	4.7233	2.148975
Michigan	2	6,407,705.76	0.87%	23	5.2882	1.317525	Office	39	202,547,454.39	27.58%	24	4.7540	1.664657
Minnesota	1	2,366,213.76	0.32%	23	4.5410	1.947300	Retail	11	144,942,366.44	19.73%	24	5.0282	1.649771
Mississippi	1	561,050.08	0.08%	24	4.6100	1.657200	Self Storage	2	11,372,121.69	1.55%	24	5.0476	2.133219
Nevada	1	4,243,124.62	0.58%	23	4.9030	2.110200	Totals	105	734,500,884.04	100.00%	24	4.9014	1.831087
New Jersey	1	28,000,000.00	3.81%	24	4.6920	3.022100
New York	7	49,247,151.61	6.70%	23	4.7336	2.110252
North Carolina	3	9,038,850.98	1.23%	23	5.0670	1.347094
Pennsylvania	3	67,484,242.97	9.19%	23	4.7879	1.544737
South Carolina	1	5,270,122.61	0.72%	24	5.2730	1.875200
Tennessee	3	3,376,661.53	0.46%	23	4.5748	1.805301
Texas	10	40,709,756.55	5.54%	24	5.2217	1.521681
Utah	1	6,500,000.00	0.88%	23	4.7800	2.495600
Virginia	2	69,851,722.68	9.51%	24	4.7473	1.530485

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	67,308,005.40	9.16%	24	4.9722	NAP	Defeased	11	67,308,005.40	9.16%	24	4.9722	NAP
	4.4999% or less	5	51,011,987.31	6.95%	24	4.3160	3.089115	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	23	338,106,887.77	46.03%	23	4.7324	1.839584	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	22	278,074,003.56	37.86%	24	5.1971	1.582051	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	734,500,884.04	100.00%	24	4.9014	1.831087	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	50	667,192,878.64	90.84%	24	4.8942	1.827785
								Totals	61	734,500,884.04	100.00%	24	4.9014	1.831087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	67,308,005.40	9.16%	24	4.9722	NAP	Defeased	11	67,308,005.40	9.16%	24	4.9722	NAP
	60 months or less	50	667,192,878.64	90.84%	24	4.8942	1.827785	Interest Only	20	336,006,332.02	45.75%	24	4.7665	2.125144
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	30	331,186,546.62	45.09%	24	5.0238	1.526098
	Totals	61	734,500,884.04	100.00%	24	4.9014	1.831087	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	734,500,884.04	100.00%	24	4.9014	1.831087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	67,308,005.40	9.16%	24	4.9722	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	31,534,359.40	4.29%	24	4.9688	1.665730	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	576,289,394.04	78.46%	24	4.8722	1.914871	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	3	59,369,125.20	8.08%	24	5.0682	1.068524
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	734,500,884.04	100.00%	24	4.9014	1.831087
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801771	Various Various		Various	Actual/360	4.315%	28,473.06	7,662,917.95	0.00	N/A	05/01/28	--	7,662,917.95	0.00	06/01/26
1A	310831001				Actual/360	4.315%	28,473.06	7,662,917.95	0.00	N/A	05/01/28	--	7,662,917.95	0.00	06/01/26
3	453011906	MF	Philadelphia	PA	Actual/360	4.713%	142,038.56	0.00	0.00	N/A	05/01/28	--	35,000,000.00	35,000,000.00	06/01/26
4	310831004	OF	Various	Various	Actual/360	4.541%	127,148.79	0.00	0.00	N/A	05/01/28	--	32,516,332.02	32,516,332.02	06/01/26
5	695101011	OF	Richmond	VA	Actual/360	4.632%	164,333.07	0.00	0.00	06/06/28	06/06/29	--	41,200,000.00	41,200,000.00	06/06/26
6	1750427	RT	Chino Hills	CA	Actual/360	5.175%	178,250.00	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	06/01/26
7	304102264	OF	Westchester	IL	Actual/360	4.860%	144,613.55	66,705.70	0.00	N/A	06/06/28	--	34,555,209.32	34,488,503.62	12/06/25
8	695101004	LO	Key Largo	FL	Actual/360	5.144%	140,767.22	50,212.60	0.00	N/A	06/06/28	--	31,779,083.38	31,728,870.78	06/06/26
10	300801780	LO	Herndon	VA	Actual/360	4.913%	121,376.19	38,078.96	0.00	N/A	06/01/28	--	28,689,801.64	28,651,722.68	06/01/26
11	301741298	LO	Orlando	FL	Actual/360	5.201%	37,121.56	21,401.75	0.00	N/A	06/06/28	--	8,288,581.45	8,267,179.70	06/06/26
12	301741282	IN	Cherry Hill	NJ	Actual/360	4.692%	113,129.33	0.00	0.00	N/A	06/06/28	--	28,000,000.00	28,000,000.00	06/06/26
13	310831013	RT	Santa Maria	CA	Actual/360	5.120%	102,887.52	43,159.34	0.00	N/A	06/01/28	--	23,336,383.53	23,293,224.19	06/01/26
15	301741285	OF	Burbank	CA	Actual/360	5.090%	94,674.00	0.00	0.00	N/A	06/06/28	--	21,600,000.00	21,600,000.00	06/06/26
16	310831016	SS	Various	MI	Actual/360	4.490%	72,688.11	0.00	0.00	N/A	05/01/28	--	18,800,000.00	18,800,000.00	06/01/26
17	310831017	MH	Various	KY	Actual/360	5.620%	78,576.23	27,574.14	0.00	N/A	06/01/28	--	16,236,622.42	16,209,048.28	06/01/26
18	301831019	IN	Beverly	MA	Actual/360	4.920%	57,566.32	41,023.23	0.00	N/A	02/01/28	--	13,587,645.31	13,546,622.08	06/01/26
19	301741278	RT	Abington Township	PA	Actual/360	5.020%	72,838.81	0.00	0.00	N/A	06/06/28	--	16,850,000.00	16,850,000.00	06/06/26
21	301831021	RT	Wichita	KS	Actual/360	5.080%	62,295.90	21,129.21	0.00	N/A	06/01/28	--	14,240,870.82	14,219,741.61	06/01/26
22	301741286	OF	Boca Raton	FL	Actual/360	5.370%	64,283.71	21,064.37	0.00	N/A	06/06/28	--	13,901,685.95	13,880,621.58	06/06/26
23	301831023	OF	New York	NY	Actual/360	4.073%	52,609.58	0.00	0.00	06/01/28	06/01/29	--	15,000,000.00	15,000,000.00	06/01/26
24	301741274	MU	New York	NY	Actual/360	5.150%	64,303.47	0.00	0.00	N/A	05/06/28	--	14,500,000.00	14,500,000.00	06/06/26
25	1852647	LO	Buena Park	CA	Actual/360	4.520%	46,660.97	24,441.44	0.00	N/A	06/01/28	--	11,988,258.80	11,963,817.36	06/01/26
26	304102052	RT	Davie	FL	Actual/360	4.810%	48,243.40	22,668.05	0.00	N/A	06/06/28	--	11,647,525.21	11,624,857.16	06/06/26
27	310831027	OF	Various	Various	Actual/360	4.610%	47,138.94	16,759.71	0.00	N/A	06/01/28	--	11,874,618.90	11,857,859.19	06/01/26
28	1852540	MU	Greenwich	CT	Actual/360	4.450%	43,793.91	16,652.34	0.00	N/A	06/01/28	--	11,428,639.65	11,411,987.31	06/01/26
30	301741270	MU	New York	NY	Actual/360	5.340%	50,581.67	0.00	0.00	N/A	04/06/28	--	11,000,000.00	11,000,000.00	12/06/21
31	304102051	IN	Neenah	WI	Actual/360	4.740%	42,626.98	14,359.68	0.00	N/A	06/06/28	--	10,443,523.95	10,429,164.27	06/06/26
32	1852411	MF	Delaware	OH	Actual/360	4.925%	41,866.49	15,083.97	0.00	N/A	06/01/28	--	9,871,909.00	9,856,825.03	06/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	301741266	OF	Los Angeles	CA	Actual/360	4.685%	41,553.35	0.00	0.00	N/A	04/06/28	--	10,300,000.00	10,300,000.00	06/06/26
34	1852278	RT	Santa Ana	CA	Actual/360	4.490%	38,663.89	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	06/01/26
35	300801785	LO	New Braunfels	TX	Actual/360	5.652%	42,863.20	14,873.02	0.00	N/A	06/01/28	--	8,806,903.30	8,792,030.28	06/01/26
36	300801784	LO	Harlingen	TX	Actual/360	5.623%	38,353.02	13,444.69	0.00	N/A	06/01/28	--	7,920,858.60	7,907,413.91	06/01/26
37	695101010	OF	Houston	TX	Actual/360	5.075%	34,326.72	13,047.06	0.00	N/A	06/06/28	--	7,854,835.14	7,841,788.08	06/06/26
38	1751515	MF	El Cajon	CA	Actual/360	4.335%	29,863.33	0.00	0.00	N/A	05/01/28	--	8,000,000.00	8,000,000.00	06/01/26
39	695101017	OF	Tallahassee	FL	Actual/360	5.103%	28,351.69	18,896.85	0.00	N/A	03/06/28	--	6,451,998.55	6,433,101.70	06/06/26
40	695101015	RT	Tulare	CA	Actual/360	5.085%	32,710.72	9,567.50	0.00	N/A	06/06/28	--	7,470,333.26	7,460,765.76	06/06/26
41	300801777	MF	Lisle	IL	Actual/360	5.220%	32,930.24	9,171.31	0.00	N/A	05/01/28	--	7,325,970.78	7,316,799.47	06/01/26
42	300801791	RT	Mesa	AZ	Actual/360	4.610%	29,733.22	0.00	0.00	N/A	06/01/28	--	7,490,000.00	7,490,000.00	06/01/26
43	695100991	LO	Mooresville	NC	Actual/360	5.270%	29,651.95	11,856.28	0.00	N/A	05/06/28	--	6,534,063.97	6,522,207.69	06/06/26
44	310831044	SS	Denver	CO	Actual/360	4.920%	31,563.17	0.00	0.00	N/A	06/01/28	--	7,450,000.00	7,450,000.00	06/01/26
45	695101012	Various Stockton		CA	Actual/360	4.965%	15,401.38	5,462.83	0.00	N/A	06/06/28	--	3,602,310.68	3,596,847.85	06/06/26
45A	310831012				Actual/360	4.965%	12,384.74	4,392.85	0.00	N/A	06/06/28	--	2,896,733.71	2,892,340.86	06/06/26
46	301831046	IN	Hempstead	NY	Actual/360	4.350%	24,722.50	0.00	0.00	N/A	07/01/28	--	6,600,000.00	6,600,000.00	06/01/26
47	301741268	OF	Park City	UT	Actual/360	4.780%	26,754.72	0.00	0.00	05/06/28	05/06/38	--	6,500,000.00	6,500,000.00	05/06/26
48	300801754	LO	Lexington	KY	Actual/360	4.980%	22,207.72	9,928.28	0.00	N/A	04/01/28	--	5,178,635.47	5,168,707.19	06/01/26
49	1852240	IN	Chicago	IL	Actual/360	4.850%	22,366.12	8,345.54	0.00	N/A	05/01/28	--	5,355,372.18	5,347,026.64	06/01/26
50	300801786	RT	Easley	SC	Actual/360	5.273%	23,966.70	8,143.79	0.00	N/A	06/01/28	--	5,278,266.40	5,270,122.61	06/01/26
51	695100988	MU	Houston	TX	Actual/360	4.934%	20,145.15	9,158.59	0.00	N/A	04/06/28	--	4,741,461.68	4,732,303.09	06/06/26
52	695101000	MF	Various	IL	Actual/360	4.920%	22,878.00	0.00	0.00	N/A	06/06/28	--	5,400,000.00	5,400,000.00	06/06/26
53	695100995	RT	Farmington	MI	Actual/360	5.528%	22,564.11	6,482.79	0.00	N/A	05/06/28	--	4,740,137.90	4,733,655.11	06/06/26
54	301831054	MH	San Luis	AZ	Actual/360	4.550%	19,590.28	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	06/01/26
55	695100993	MU	Las Vegas	NV	Actual/360	4.903%	17,949.20	8,198.07	0.00	N/A	05/06/28	--	4,251,322.69	4,243,124.62	06/06/26
56	695101002	RT	Tallahassee	FL	Actual/360	4.745%	19,408.37	4,750,000.00	0.00	N/A	06/06/28	--	4,750,000.00	0.00	06/06/26
57	304102035	SS	Houston	TX	Actual/360	4.540%	18,374.39	0.00	0.00	N/A	05/06/28	--	4,700,000.00	4,700,000.00	06/06/26
58	695101016	SS	Houston	TX	Actual/360	5.290%	17,898.52	7,062.25	0.00	N/A	06/06/28	--	3,929,183.94	3,922,121.69	06/06/26
59	1852451	MF	Houston	TX	Actual/360	4.340%	16,256.92	4,350,000.00	0.00	N/A	05/01/28	--	4,350,000.00	0.00	06/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	301831061	RT	Fort Collins	CO	Actual/360	4.620%	15,913.33	0.00	0.00	N/A	06/06/28	--	4,000,000.00	4,000,000.00	06/06/26
62	1852897	IN	Houston	TX	Actual/360	5.260%	12,723.67	4,690.26	0.00	N/A	06/01/28	--	2,809,101.97	2,804,411.71	06/01/26
63	1853020	SS	Fort Walton Beach	FL	Actual/360	4.920%	8,797.30	3,969.33	0.00	N/A	06/01/28	--	2,076,467.60	2,072,498.27	06/01/26
64	695100994	RT	Las Vegas	NV	Actual/360	4.903%	7,744.58	3,537.24	0.00	N/A	05/06/28	--	1,834,326.69	1,830,789.45	06/06/26
65	1852900	IN	Houston	TX	Actual/360	5.260%	7,012.16	2,584.85	0.00	N/A	06/01/28	--	1,548,127.30	1,545,542.45	06/01/26
66	1852899	IN	Houston	TX	Actual/360	5.260%	5,428.77	2,001.17	0.00	N/A	06/01/28	--	1,198,550.52	1,196,549.35	06/01/26
11A	301741299				Actual/360	5.201%	37,121.56	21,401.75	0.00	N/A	06/06/28	--	8,288,581.45	8,267,179.70	06/06/26
11B	301741300				Actual/360	5.201%	37,121.56	21,401.75	0.00	N/A	06/06/28	--	8,288,581.45	8,267,179.70	06/06/26
3A	453011907				Actual/360	4.713%	60,873.67	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	06/01/26
Totals							3,195,530.32	25,083,768.44	0.00				759,584,652.48	734,500,884.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,128,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,107,622.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,842,265.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,589,072.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,392,173.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,443,656.27	8,188,545.85	07/01/23	06/30/24	06/12/26	20,810,046.74	258,153.95	123,897.16	1,008,883.61	0.00	0.00
8	12,132,527.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,444,535.52	3,221,706.81	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	13,021,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,333,110.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,616,305.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,118,907.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	5,707,151.00	1,279,752.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,225,388.34	394,049.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	390,429.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,230,371.81	469,543.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	29,609,841.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,408,764.92	352,265.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,715,963.52	2,980,048.13	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,545,729.79	345,352.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,293,549.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,203,010.30	243,764.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	325,874.25	01/01/25	03/31/25	05/11/26	1,798,302.89	386,845.72	42,186.00	2,315,028.56	0.00	0.00
31	1,457,515.17	366,878.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	912,236.31	220,139.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,185,615.39	314,861.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,139,024.74	1,217,863.41	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,834,793.33	2,100,813.37	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	323,476.19	22,146.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	2,097,333.57	557,150.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	5,592,616.00	1,302,708.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	910,900.46	313,737.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	988,150.12	870,892.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	840,308.92	214,744.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	651,999.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	896,973.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	533,329.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1,071,790.28	270,000.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	774,423.05	198,061.80	01/01/26	03/31/26	--	0.00	0.00	26,726.73	26,726.73	0.00	0.00
48	497,155.23	502,132.35	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	488,703.71	172,033.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	643,631.05	189,521.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	430,190.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	641,227.94	118,251.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,165,399.08	326,946.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	690,025.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	698,716.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	507,912.09	125,270.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	338,269.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	800,610.00	199,195.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	167,613,497.24	27,404,252.68				22,608,349.63	644,999.67	192,809.89	3,350,638.90	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	300801771	7,662,917.95	Payoff w/ yield maintenance	0.00	76,629.18
56	695101002	4,750,000.00	Payoff w/ yield maintenance	0.00	77,542.53
59	1852451	4,350,000.00	Payoff w/ yield maintenance	0.00	43,500.00
1A	310831001	7,662,917.95	Payoff w/ yield maintenance	0.00	76,629.18
Totals		24,425,835.90		0.00	274,300.89
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	2	45,488,503.62	1	11,000,000.00	0	0.00	0	0.00	0	0.00	4	24,425,835.90	4.901379%	4.865411%	24
05/15/26	0	0.00	0	0.00	2	45,555,209.32	1	11,000,000.00	0	0.00	0	0.00	2	13,669,364.10	0	0.00	4.885484%	4.849865%	25
04/17/26	0	0.00	0	0.00	2	45,626,292.09	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.875559%	4.840310%	26
03/17/26	0	0.00	0	0.00	2	45,692,423.55	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.875705%	4.840448%	27
02/18/26	0	0.00	0	0.00	2	45,772,303.49	1	11,000,000.00	0	0.00	0	0.00	0	0.00	1	3,515,417.52	4.875889%	4.840622%	28
01/16/26	0	0.00	0	0.00	3	49,857,999.85	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.878837%	4.842635%	29
12/17/25	0	0.00	1	34,903,076.32	2	15,025,584.64	1	11,000,000.00	0	0.00	0	0.00	2	15,945,600.00	0	0.00	4.878981%	4.842516%	30
11/18/25	0	0.00	0	0.00	3	50,004,330.80	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.867855%	4.831827%	31
10/20/25	0	0.00	0	0.00	3	50,074,376.62	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.876980%	4.837020%	31
09/17/25	0	0.00	1	35,106,581.06	2	15,042,872.38	1	11,000,000.00	0	0.00	0	0.00	2	35,059,200.00	0	0.00	4.877146%	4.837173%	32
08/15/25	0	0.00	1	35,170,710.88	2	15,048,178.16	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854062%	4.815144%	33
07/17/25	1	35,234,573.44	0	0.00	2	15,053,459.29	1	11,000,000.00	0	0.00	0	0.00	1	3,887,629.39	0	0.00	4.854225%	4.815294%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	304102264	12/06/25	5	6	123,897.16	1,008,883.61	0.00	34,903,076.32	09/10/24	2
30	301741270	12/06/21	53	6	42,186.00	2,315,028.56	0.00	11,000,000.00	12/17/20	7		12/02/23
47	301741268	05/06/26	0	B	26,726.73	26,726.73	0.00	6,500,000.00
Totals					192,809.89	3,350,638.90	0.00	52,403,076.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		655,200,884	609,712,380	34,488,504		11,000,000
25 - 36 Months		72,800,000	72,800,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,500,000	6,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	734,500,884	689,012,380	0	0	34,488,504	11,000,000
May-26	759,584,652	714,029,443	0	0	34,555,209	11,000,000
Apr-26	773,960,904	728,334,612	0	0	34,626,292	11,000,000
Mar-26	774,612,927	728,920,504	0	0	34,692,424	11,000,000
Feb-26	775,418,149	729,645,845	0	0	34,772,303	11,000,000
Jan-26	780,084,034	730,226,034	0	0	38,858,000	11,000,000
Dec-25	780,732,362	730,803,701	0	34,903,076	4,025,585	11,000,000
Nov-25	797,376,370	747,372,039	0	0	39,004,331	11,000,000
Oct-25	811,981,740	747,944,487	0	0	53,037,253	11,000,000
Sep-25	812,700,036	748,562,195	0	35,106,581	18,031,260	11,000,000
Aug-25	848,419,254	784,188,669	0	35,170,711	18,059,875	11,000,000
Jul-25	849,076,407	784,753,476	35,234,573	0	18,088,358	11,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	304102264	34,488,503.62	34,903,076.32	42,200,000.00	02/02/26	6,198,503.85	0.98760	06/30/24	06/06/28	263
30	301741270	11,000,000.00	11,000,000.00	52,000,000.00	03/31/26	322,331.25	0.58080	03/31/25	04/06/28	I/O
Totals		45,488,503.62	45,903,076.32	94,200,000.00		6,520,835.10

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	304102264	OF	IL	09/10/24	2

The loan transferred to SS effective 9/10/2024 for imminent non-monetary default. The subject is a 1,156,538 SF suburban office complex comprised of five office buildings located in Westchester, IL, built in 1986 and renovated in 2016. As of

May 2026 , the subject is 57.0% leased, which in in line with YE 2025 occupancy of 57%, and is down from YE 2024 and YE 2023 leased occupancies of 61.8% and 67.1%, respectively. The decrease in occupancy from prior years is primarily due to the Property's for mer largest tenant, reducing its footprint by nearly 65%, while extending the term on their remaining premises by 7.5 years. A large existing tenant (4.6% NRA) has executed a renewal. Lease proposals are out to a few tenant prospects, and extension proposals are under review with two of the larger existing tenants. A site inspection was completed in October 2025 and reported the Property is in fair condition with no material deferred maintenance observed, but noted some repairs needed related to pavement/parking areas as well as areas of the facade. The Receiver is addressing these items. One of three pari passu loans. The loans are cash managed. Following a monetary default by the Borrower, the SS commenced the exercise of remedies, inclu ding filing a foreclosure complaint and a motion to appoint a receiver with the court. On 1/30/2026, a Receiver was appointed. The SS expects to foreclose on the subject in late August/early September 2026.

30	301741270	MU	NY	12/17/20	7

The Loan transferred on 12/17/2020 due to payment default stemming from the COVID-19 pandemic. An order appointing a receiver was entered by court on 1/25/2023. A foreclosure sale completed 7/24/25 and the Lender was the successful bidder. The Court order ed the Stipulation and Order Discharging the Receiver on 5/28/2026. As of 5/31/26, the portfolio multifamily component is 97% leased, with one vacant retail space 600 SF. The projected disposition date is remains Q3

2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	1750427	0.00	5.17500%	0.00	5.17500%	8	06/01/20	06/01/20	--
6	1750427	0.00	5.17500%	0.00	5.17500%	8	10/29/20	06/01/20	07/11/20
8	695101004	34,959,053.51	5.14400%	34,959,053.51	5.14400%	10	07/01/20	05/06/20	08/11/20
10	300801780	30,000,000.00	4.91300%	30,000,000.00	4.91300%	10	07/21/20	08/06/20	08/11/20
21	301831021	0.00	5.08000%	0.00	5.08000%	10	08/13/20	08/01/20	09/11/20
28	1852540	12,000,000.00	4.45000%	12,000,000.00	4.45000%	10	05/28/20	06/01/20	06/11/20
43	695100991	7,278,291.49	5.27000%	7,278,291.49	5.27000%	10	07/21/20	07/06/20	08/11/20
48	300801754	5,804,093.85	4.98000%	5,804,093.85	4.98000%	10	07/16/20	08/01/20	08/11/20
Totals		90,041,438.85		90,041,438.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	695101013 06/17/25	24,023,094.06	42,000,000.00	26,073,672.60	2,050,578.54	26,073,672.60	24,023,094.06	0.00	0.00	0.00	0.00	0.00%
20	695101014 11/18/25	13,962,876.19	35,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
60	304102043 02/18/26	4,020,173.41	4,150,000.00	3,977,910.74	456,956.73	3,977,810.74	3,520,854.01	499,319.40	0.00	0.00	499,319.40	11.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		42,006,143.66	82,100,000.00	30,051,583.34	2,507,535.27	30,051,483.34	27,543,948.07	499,319.40	0.00	0.00	499,319.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	695101013	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	695101014	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	304102043	02/18/26	0.00	0.00	499,319.40	0.00	0.00	499,319.40	0.00	0.00	499,319.40
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	499,319.40	0.00	0.00	499,319.40	0.00	0.00	499,319.40

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	7,438.97	0.00	0.00	87,000.45	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	282.32	0.00
30	0.00	0.00	2,368.06	0.00	0.00	8,261.45	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	90.38	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.38	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.45	0.00	0.00	0.00
Total	0.00	0.00	9,807.03	0.00	0.00	95,261.90	0.00	0.00	96.21	0.00	282.32	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		105,447.46

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention SpecialNotices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should referto the Certificate Administrator's website for all such information.

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